Leases - Summary of Number of Sites Awarded (Details) - Common Tower Pilot (CTP) Program [Member]	12 Months Ended
Dec. 31, 2022 Site
Unity Digital Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	50
Alt-Global-Solutions, Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	34
Transcend Towers Infrastructure (Philippines) Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	13
Communication and Renewable Energy Infrastructure Phils. Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	67
Edotco Towers Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	10
Frontier Tower Associates Philippines, Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	84
ISON Tower Ltd. Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	108
MIESCOR Infrastructure Development Corporation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	38
Phil-Tower Consortium Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	55
SBA Towers Philippines, Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Sites Awarded	5